Accounts Receivable, Net - Provision for Losses on Accounts Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beginning of Year	$ (2,856)	$ (2,781)	$ (2,212)
Charges to Expenses	(341)	(75)	(569)
Amount Utilized	708	0	0
Balance at End of Year	$ (2,489)	$ (2,856)	$ (2,781)